HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042                                       HV-3574 - PremierSolutions Standard

333-72042                                       HV-5244 - PremierSolutions Standard (Series II)

333-72042                                       HV-5795 - PremierSolutions Standard (Series A)

333-72042                                       HV-6779 - PremierSolutions Standard (Series A-II)

333-151805                               HV-6776 - Premier Innovations(SM)

333-151805                               HV-6778 - Premier Innovations(SM) (Series II)

Supplement dated October 21, 2014 to your Prospectus

MASSMUTUAL SELECT PIMCO TOTAL RETURN FUND - CLASS R4

Effective October 27, 2014, the name of the MassMutual Select PIMCO Total Return Fund (the “Fund”) will be changed to the MassMutual Select Total Return Bond Fund.

Effective October 27, 2014, Metropolitan West Asset Management, LLC will replace Pacific Investment Management Company LLC as sub-adviser to the Fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.